Details of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash	$ 54,947	$ 61,184
Time deposits	265,936	229,419
Repurchase agreements	22,078	32,563
Total cash and cash equivalents	342,961	323,166
Restricted cash	26,250	25,087
Total cash ,cash equivalents, and restricted cash	$ 369,211	$ 348,253	$ 307,127	$ 381,523